Other financial liabilities (Details 1) - CLP ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 62,766,946		$ 53,591,658	[1]
0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		11,197,060		16,761,881
Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 51,569,886		36,829,777
Bono Serie H Bonds Payable [Member] | Compania Cervecerias Unidas S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		90,413,000-1
Debtor country	[2]	Chile
Creditor country	[2]	Chile
Currency	[2]	UF
Interest Rate	[2]	4.25%
Bono Serie J Bonds Payable [Member] | Compania Cervecerias Unidas S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		90,413,000-1
Debtor country		Chile
Creditor country		Chile
Currency		UF
Interest Rate		2.90%
Bank borrowings [Member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[3]	$ 38,160,178		24,623,746
Bank borrowings [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		3,878,856		4,891,137	[4]
Bank borrowings [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 34,281,322		$ 19,732,609
Bank borrowings [Member] | Bank Borrowings One [Member] | Vina San Pedro Tarapaca S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				91,041,000-8
Debtor country				Chile
Lending party Tax ID				97,030,000-7
Creditor country				Chile
Currency				USD
Other current financial liabilities				$ 4,961,271
Type of amortization		At maturity		At maturity
Interest Rate				1.75%
Bank borrowings [Member] | Bank Borrowings One [Member] | Vina San Pedro Tarapaca S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[4]			$ 0
Bank borrowings [Member] | Bank Borrowings One [Member] | Vina San Pedro Tarapaca S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities				$ 4,961,271
Bank borrowings [Member] | Bank Borrowings One [Member] | Cervecera Guayacan SpA. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		76,035,409-0
Debtor country		Chile
Lending party Tax ID		76,645,030-K
Creditor country		Chile
Currency		CLP
Other current financial liabilities		$ 4,669
Type of amortization		Monthly
Interest Rate		4.87%
Bank borrowings [Member] | Bank Borrowings One [Member] | Cervecera Guayacan SpA. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 3,578
Bank borrowings [Member] | Bank Borrowings Two [Member]
Disclosure of other financial liabilities [Line Items]
Lending party Tax ID		97,030,000-7
Bank borrowings [Member] | Bank Borrowings Two [Member] | Vina San Pedro Tarapaca S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		91,041,000-8		91,041,000-8
Debtor country		Chile		Chile
Lending party Tax ID				97,030,000-7
Creditor country		Chile		Chile
Currency		UF		UF
Other current financial liabilities		$ 10,535,493		$ 58,809
Type of amortization				At maturity
Interest Rate		2.70%		2.70%
Bank borrowings [Member] | Bank Borrowings Two [Member] | Vina San Pedro Tarapaca S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 0		$ 58,809	[4]
Bank borrowings [Member] | Bank Borrowings Two [Member] | Vina San Pedro Tarapaca S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 10,535,493		$ 0
Bank borrowings [Member] | Bank Borrowings Three [Member]
Disclosure of other financial liabilities [Line Items]
Lending party Tax ID		97,030,000-7
Type of amortization		At maturity
Bank borrowings [Member] | Bank Borrowings Three [Member] | Vina San Pedro Tarapaca S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		91,041,000-8		91,041,000-8
Debtor country		Chile		Chile	[2]
Lending party Tax ID	[2]			97,018,000-1
Creditor country		Chile		Chile	[2]
Currency		USD		USD	[2]
Other current financial liabilities		$ 5,670,991		$ 4,843,243	[2]
Type of amortization	[2]			At maturity
Interest Rate		2.90%		2.42%	[2]
Bank borrowings [Member] | Bank Borrowings Three [Member] | Vina San Pedro Tarapaca S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 0		$ 4,238	[4]
Bank borrowings [Member] | Bank Borrowings Three [Member] | Vina San Pedro Tarapaca S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 5,670,991		$ 4,839,005	[2]
Bank borrowings [Member] | Bank Borrowings Four [Member] | Vina San Pedro Tarapaca S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		91,041,000-8
Debtor country		Chile
Lending party Tax ID		97,018,000-1
Creditor country		Chile
Currency		USD
Other current financial liabilities		$ 10,576,858
Type of amortization		At maturity
Interest Rate		2.96%
Bank borrowings [Member] | Bank Borrowings Four [Member] | Vina San Pedro Tarapaca S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 0
Bank borrowings [Member] | Bank Borrowings Four [Member] | Vina San Pedro Tarapaca S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 10,576,858
Bank borrowings [Member] | Bank Borrowings Four [Member] | Compania Cervecerias Unidas S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				91,413,000-1
Debtor country				Chile
Lending party Tax ID				97,030,000-7
Creditor country				Chile
Currency				CLP
Other current financial liabilities				$ 324,308
Type of amortization				At maturity
Interest Rate				4.56%
Bank borrowings [Member] | Bank Borrowings Four [Member] | Compania Cervecerias Unidas S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[4]			$ 0
Bank borrowings [Member] | Bank Borrowings Four [Member] | Compania Cervecerias Unidas S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities				$ 324,308
Bank borrowings [Member] | Bank Borrowings Five [Member] | Vina San Pedro Tarapaca S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	[2]	91,041,000-8
Debtor country	[2]	Chile
Lending party Tax ID	[2]	97,018,000-1
Creditor country	[2]	Chile
Currency	[2]	USD
Other current financial liabilities	[2]	$ 11,007
Type of amortization	[2]	At maturity
Interest Rate	[2]	3.38%
Bank borrowings [Member] | Bank Borrowings Five [Member] | Vina San Pedro Tarapaca S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]	$ 11,007
Bank borrowings [Member] | Bank Borrowings Five [Member] | Vina San Pedro Tarapaca S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]	$ 0
Bank borrowings [Member] | Bank Borrowings Five [Member] | Milotur S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				96,711,590-8
Debtor country				Chile
Lending party Tax ID				97,004,000-5
Creditor country				Chile
Currency				UF
Other current financial liabilities				$ 46,932
Type of amortization				Monthly
Interest Rate				4.80%
Bank borrowings [Member] | Bank Borrowings Five [Member] | Milotur S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[4]			$ 17,425
Bank borrowings [Member] | Bank Borrowings Five [Member] | Milotur S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities				$ 29,507
Bank borrowings [Member] | Bank Borrowings Six [Member] | Compania Cervecerias Unidas S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		91,413,000-1
Debtor country		Chile
Lending party Tax ID		97,030,000-7
Creditor country		Chile
Currency		CLP
Other current financial liabilities		$ 309,108
Type of amortization		At maturity
Interest Rate		4.56%
Bank borrowings [Member] | Bank Borrowings Six [Member] | Compania Cervecerias Unidas S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 0
Bank borrowings [Member] | Bank Borrowings Six [Member] | Compania Cervecerias Unidas S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 309,108
Bank borrowings [Member] | Bank Borrowings Six [Member] | Milotur S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				96,711,590-8
Debtor country				Chile
Lending party Tax ID				97,004,000-5
Creditor country				Chile
Currency				UF
Other current financial liabilities				$ 40,660
Type of amortization				Monthly
Interest Rate				5.48%
Bank borrowings [Member] | Bank Borrowings Six [Member] | Milotur S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[4]			$ 9,956
Bank borrowings [Member] | Bank Borrowings Six [Member] | Milotur S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities				$ 30,704
Bank borrowings [Member] | Bank Borrowings Seven [Member] | Milotur S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				96,711,590-8
Debtor country				Chile
Lending party Tax ID				97,004,000-5
Creditor country				Chile
Currency				CLP
Other current financial liabilities				$ 54,000
Type of amortization				Monthly
Interest Rate				6.00%
Bank borrowings [Member] | Bank Borrowings Seven [Member] | Milotur S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[4]			$ 13,500
Bank borrowings [Member] | Bank Borrowings Seven [Member] | Milotur S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities				$ 40,500
Bank borrowings [Member] | Bank Borrowings Seven [Member] | Compañía Pisquera de Chile S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		99,586,280-8
Debtor country		Chile
Lending party Tax ID		97,030,000-7
Creditor country		Chile
Currency		CLP
Other current financial liabilities		$ 326,560
Type of amortization		At maturity
Interest Rate		4.68%
Bank borrowings [Member] | Bank Borrowings Seven [Member] | Compañía Pisquera de Chile S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 326,560
Bank borrowings [Member] | Bank Borrowings Seven [Member] | Compañía Pisquera de Chile S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 0
Bank borrowings [Member] | Bank Borrowings Eight [Member] | Milotur S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		96,711,590-8		96,711,590-8
Debtor country		Chile		Chile
Lending party Tax ID		97,004,000-5		97,004,000-5
Creditor country		Chile		Chile
Currency		UF		CLP
Other current financial liabilities		$ 18,129		$ 12,667
Type of amortization		Monthly		Monthly
Interest Rate		5.48%		7.59%
Bank borrowings [Member] | Bank Borrowings Eight [Member] | Milotur S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 10,829		$ 12,667	[4]
Bank borrowings [Member] | Bank Borrowings Eight [Member] | Milotur S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 7,300		$ 0
Bank borrowings [Member] | Bank Borrowings nine [Member] | Milotur S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		96,711,590-8		96,711,590-8
Debtor country		Chile		Chile
Lending party Tax ID		97,004,000-5		97,004,000-5
Creditor country		Chile		Chile
Currency		CLP		CLP
Other current financial liabilities		$ 54,000		$ 61,170
Type of amortization		Monthly		Monthly
Interest Rate		6.00%		5.88%
Bank borrowings [Member] | Bank Borrowings nine [Member] | Milotur S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 13,500		$ 19,170	[4]
Bank borrowings [Member] | Bank Borrowings nine [Member] | Milotur S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 40,500		$ 42,000
Bank borrowings [Member] | Bank Borrowings Ten [Member] | Milotur S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		96,711,590-8		96,711,590-8
Debtor country		Chile		Chile
Lending party Tax ID		97,004,000-5		97,004,000-5
Creditor country		Chile		Chile
Currency		CLP		CLP
Other current financial liabilities		$ 37,534		$ 90,000
Type of amortization		Monthly		Monthly
Interest Rate		5.88%		5.76%
Bank borrowings [Member] | Bank Borrowings Ten [Member] | Milotur S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 18,868		$ 22,500	[4]
Bank borrowings [Member] | Bank Borrowings Ten [Member] | Milotur S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 18,666		$ 67,500
Bank borrowings [Member] | Bank Borrowings eleven [Member] | Milotur S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		96,711,590-8		96,711,590-8
Debtor country		Chile		Chile
Lending party Tax ID		97,004,000-5		97,004,000-5
Creditor country		Chile		Chile
Currency		CLP		CLP
Other current financial liabilities		$ 90,000		$ 37,500
Type of amortization		Monthly		Monthly
Interest Rate		5.76%		5.40%
Bank borrowings [Member] | Bank Borrowings eleven [Member] | Milotur S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 22,500		$ 37,500	[4]
Bank borrowings [Member] | Bank Borrowings eleven [Member] | Milotur S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 67,500		$ 0
Bank borrowings [Member] | Bank Borrowings twelve [Member] | Milotur S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		96,711,590-8		96,711,590-8
Debtor country		Chile		Chile
Lending party Tax ID		76,645,030-K		76,645,030-K
Creditor country		Chile		Chile
Currency		CLP		CLP
Other current financial liabilities		$ 37,574		$ 35,318
Type of amortization		Monthly		Monthly
Interest Rate		6.12%		6.12%
Bank borrowings [Member] | Bank Borrowings twelve [Member] | Milotur S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 9,192		$ 8,641	[4]
Bank borrowings [Member] | Bank Borrowings twelve [Member] | Milotur S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		28,382		$ 26,677
Bank borrowings [Member] | Bank Borrowings thirteen [Member] | Manantial S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 64,826
Bank borrowings [Member] | Bank Borrowings thirteen [Member] | Milotur S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		96,711,590-8		96,711,590-8
Debtor country		Chile		Chile
Lending party Tax ID		97,030,000-7		97,030,000-7
Creditor country		Chile		Chile
Currency		CLP		CLP
Other current financial liabilities		$ 93,495		$ 81,554
Type of amortization		Monthly		Monthly
Interest Rate		5.02%		5.02%
Bank borrowings [Member] | Bank Borrowings thirteen [Member] | Milotur S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 28,669		$ 20,028	[4]
Bank borrowings [Member] | Bank Borrowings thirteen [Member] | Milotur S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities				$ 61,526
Bank borrowings [Member] | Bank Borrowings fourteen [Member] | Manantial S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		96,711,590-8
Lending party Tax ID		97,004,000-5
Creditor country		Chile
Currency		CLP
Other current financial liabilities		$ 66,666
Type of amortization		Monthly
Interest Rate		4.44%
Bank borrowings [Member] | Bank Borrowings fourteen [Member] | Manantial S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 16,666
Bank borrowings [Member] | Bank Borrowings fourteen [Member] | Manantial S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 50,000
Bank borrowings [Member] | Bank Borrowings fourteen [Member] | Milotur S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				96,711,590-8
Debtor country		Chile		Chile
Lending party Tax ID				97,004,000-5
Creditor country				Chile
Currency				CLP
Other current financial liabilities				$ 66,666
Type of amortization				Monthly
Interest Rate				4.44%
Bank borrowings [Member] | Bank Borrowings fourteen [Member] | Milotur S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[4]			$ 16,667
Bank borrowings [Member] | Bank Borrowings fourteen [Member] | Milotur S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities				$ 49,999
Bank borrowings [Member] | Bank Borrowings fifteen [Member] | Manantial S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		96,711,590-8
Lending party Tax ID		97,004,000-5
Creditor country		Chile
Currency		CLP
Other current financial liabilities		$ 83,334
Type of amortization		Monthly
Interest Rate		4.42%
Bank borrowings [Member] | Bank Borrowings fifteen [Member] | Manantial S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 20,833
Bank borrowings [Member] | Bank Borrowings fifteen [Member] | Manantial S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 62,501
Bank borrowings [Member] | Bank Borrowings fifteen [Member] | Milotur S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				96,711,590-8
Debtor country		Chile		Chile
Lending party Tax ID				97,004,000-5
Creditor country				Chile
Currency				CLP
Other current financial liabilities				$ 83,334
Type of amortization				Monthly
Interest Rate				4.42%
Bank borrowings [Member] | Bank Borrowings fifteen [Member] | Milotur S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[4]			$ 20,834
Bank borrowings [Member] | Bank Borrowings fifteen [Member] | Milotur S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities				$ 62,500
Bank borrowings [Member] | Bank Borrowings sixteen [Member] | Manantial S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		96,711,590-8
Lending party Tax ID		97,030,000-7
Creditor country		Chile
Currency		CLP
Other current financial liabilities		$ 297,505
Type of amortization		Monthly
Interest Rate		4.92%
Bank borrowings [Member] | Bank Borrowings sixteen [Member] | Manantial S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 73,030
Bank borrowings [Member] | Bank Borrowings sixteen [Member] | Manantial S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 224,475
Bank borrowings [Member] | Bank Borrowings sixteen [Member] | Milotur S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				96,711,590-8
Debtor country		Chile		Chile
Lending party Tax ID				97,030,000-7
Creditor country				Chile
Currency				CLP
Other current financial liabilities				$ 283,057
Type of amortization				Monthly
Interest Rate				4.92%
Bank borrowings [Member] | Bank Borrowings sixteen [Member] | Milotur S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[4]			$ 69,530
Bank borrowings [Member] | Bank Borrowings sixteen [Member] | Milotur S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities				$ 213,527
Bank borrowings [Member] | Bank Borrowings seventeen [Member] | Manantial S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		96,711,590-8
Lending party Tax ID		97,004,000-5
Creditor country		Chile
Currency		CLP
Other current financial liabilities		$ 166,800
Type of amortization		Monthly
Interest Rate		4.92%
Bank borrowings [Member] | Bank Borrowings seventeen [Member] | Manantial S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 41,700
Bank borrowings [Member] | Bank Borrowings seventeen [Member] | Manantial S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 125,100
Bank borrowings [Member] | Bank Borrowings seventeen [Member] | Milotur S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				96,711,590-8
Debtor country		Chile		Chile
Lending party Tax ID				97,004,000-5
Creditor country				Chile
Currency				CLP
Other current financial liabilities				$ 166,800
Type of amortization				Monthly
Interest Rate				4.92%
Bank borrowings [Member] | Bank Borrowings seventeen [Member] | Milotur S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[4]			$ 41,700
Bank borrowings [Member] | Bank Borrowings seventeen [Member] | Milotur S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities				$ 125,100
Bank borrowings [Member] | Bank Borrowings eighteen [Member] | Manantial S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		96,711,590-8
Lending party Tax ID		76,645,030-K
Creditor country		Chile
Currency		CLP
Other current financial liabilities		$ 130,427
Type of amortization		Monthly
Interest Rate		4.73%
Bank borrowings [Member] | Bank Borrowings eighteen [Member] | Manantial S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 39,951
Bank borrowings [Member] | Bank Borrowings eighteen [Member] | Manantial S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 90,476
Bank borrowings [Member] | Bank Borrowings eighteen [Member] | Milotur S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				96,711,590-8
Debtor country		Chile		Chile
Lending party Tax ID				76,645,030-K
Creditor country				Chile
Currency				CLP
Other current financial liabilities				$ 124,799
Type of amortization				Monthly
Interest Rate				4.73%
Bank borrowings [Member] | Bank Borrowings eighteen [Member] | Milotur S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[4]			$ 38,678
Bank borrowings [Member] | Bank Borrowings eighteen [Member] | Milotur S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities				$ 86,121
Bank borrowings [Member] | Bank Borrowings nineteen [Member] | Manantial S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		96,711,590-8
Lending party Tax ID		76,645,030-K
Creditor country		Chile
Currency		CLP
Other current financial liabilities		$ 152,754
Type of amortization		Monthly
Interest Rate		4.42%
Bank borrowings [Member] | Bank Borrowings nineteen [Member] | Manantial S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 37,588
Bank borrowings [Member] | Bank Borrowings nineteen [Member] | Manantial S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 115,166
Bank borrowings [Member] | Bank Borrowings nineteen [Member] | Milotur S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				96,711,590-8
Debtor country		Chile		Chile
Lending party Tax ID				76,645,030-K
Creditor country				Chile
Currency				CLP
Other current financial liabilities				$ 146,093
Type of amortization				Monthly
Interest Rate				4.42%
Bank borrowings [Member] | Bank Borrowings nineteen [Member] | Milotur S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[4]			$ 35,966
Bank borrowings [Member] | Bank Borrowings nineteen [Member] | Milotur S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities				$ 110,127
Bank borrowings [Member] | Bank Borrowings twenty [Member] | Manantial S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		96,711,590-8
Lending party Tax ID		97,004,000-5
Creditor country		Chile
Currency		CLP
Other current financial liabilities		$ 124,800
Type of amortization		Monthly
Interest Rate		5.16%
Bank borrowings [Member] | Bank Borrowings twenty [Member] | Manantial S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 31,200
Bank borrowings [Member] | Bank Borrowings twenty [Member] | Manantial S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 93,600
Bank borrowings [Member] | Bank Borrowings twenty [Member] | Milotur S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor country		Chile
Bank borrowings [Member] | Bank Borrowings twenty [Member] | Compañía Pisquera de Chile S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				99,586,280-8
Debtor country				Chile
Lending party Tax ID				97,030,000-7
Creditor country				Chile
Currency				CLP
Other current financial liabilities				$ 326,560
Type of amortization				At maturity
Interest Rate				4.68%
Bank borrowings [Member] | Bank Borrowings twenty [Member] | Compañía Pisquera de Chile S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[4]			$ 326,560
Bank borrowings [Member] | Bank Borrowings twenty [Member] | Compañía Pisquera de Chile S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities				$ 0
Bank borrowings [Member] | Bank Borrowings twenty one [Member] | Cerveceria Kunstmann S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		96,981,310-6		96,981,310-6
Debtor country		Chile		Chile
Lending party Tax ID		97,004,000-5		97,004,000-5
Creditor country		Chile		Chile
Currency		CLP		CLP
Other current financial liabilities		$ 45,100		$ 2,021,408
Type of amortization		At maturity		At maturity
Interest Rate		4.92%		5.35%
Bank borrowings [Member] | Bank Borrowings twenty one [Member] | Cerveceria Kunstmann S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 45,100		$ 0	[4]
Bank borrowings [Member] | Bank Borrowings twenty one [Member] | Cerveceria Kunstmann S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 0		$ 2,021,408
Bank borrowings [Member] | Bank Borrowings twenty two [Member] | Cerveceria Kunstmann S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		96,981,310-6		96,981,310-6
Debtor country		Chile		Chile
Lending party Tax ID		97,018,000-1		97,018,000-1
Creditor country		Chile		Chile
Currency		CLP		CLP
Other current financial liabilities		$ 2,016,815		$ 16,600
Type of amortization		At maturity		At maturity
Interest Rate		3.98%		4.50%
Bank borrowings [Member] | Bank Borrowings twenty two [Member] | Cerveceria Kunstmann S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 0		$ 16,600	[4]
Bank borrowings [Member] | Bank Borrowings twenty two [Member] | Cerveceria Kunstmann S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 2,016,815		$ 0
Bank borrowings [Member] | Bank Borrowings twenty three [Member] | Cerveceria Kunstmann S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		96,981,310-6		96,981,310-6
Debtor country		Chile		Chile
Lending party Tax ID		97,004,000-5		97,004,000-5
Creditor country		Chile		Chile
Currency		CLP		CLP
Other current financial liabilities		$ 6,536		$ 6,708
Type of amortization		At maturity		At maturity
Interest Rate		4.56%		4.68%
Bank borrowings [Member] | Bank Borrowings twenty three [Member] | Cerveceria Kunstmann S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 6,536		$ 6,708	[4]
Bank borrowings [Member] | Bank Borrowings twenty three [Member] | Cerveceria Kunstmann S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 0		$ 0
Bank borrowings [Member] | Bank Borrowings twenty four [Member] | Cerveceria Kunstmann S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		96,981,310-6		96,981,310-6
Debtor country		Chile		Chile
Lending party Tax ID		97,030,000-7		97,030,000-7
Creditor country		Chile		Chile
Currency		CLP		CLP
Other current financial liabilities		$ 857,529		$ 815,097
Type of amortization		Monthly		Monthly
Interest Rate		5.02%		5.02%
Bank borrowings [Member] | Bank Borrowings twenty four [Member] | Cerveceria Kunstmann S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 210,510		$ 200,248	[4]
Bank borrowings [Member] | Bank Borrowings twenty four [Member] | Cerveceria Kunstmann S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 647,019		$ 614,849
Bank borrowings [Member] | Bank Borrowings twenty five [Member] | Cerveceria Kunstmann S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		96,981,310-6
Debtor country		Chile
Lending party Tax ID		97,030,000-7
Creditor country		Chile
Currency		CLP
Other current financial liabilities		$ 1,026,099
Type of amortization		At maturity
Interest Rate		3.64%
Bank borrowings [Member] | Bank Borrowings twenty five [Member] | Cerveceria Kunstmann S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 0
Bank borrowings [Member] | Bank Borrowings twenty five [Member] | Cerveceria Kunstmann S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 1,026,099
Bank borrowings [Member] | Bank Borrowings twenty five [Member] | Compania Industrial Cervecera S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				0-E
Debtor country				Argentina
Lending party Tax ID				0-E
Creditor country				Argentina
Currency				ARS
Other current financial liabilities				$ 862,172
Type of amortization				Monthly
Interest Rate				26.63%
Bank borrowings [Member] | Bank Borrowings twenty five [Member] | Compania Industrial Cervecera S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[4]			$ 300,889
Bank borrowings [Member] | Bank Borrowings twenty five [Member] | Compania Industrial Cervecera S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities				$ 561,283
Bank borrowings [Member] | Bank Borrowings twenty six [Member] | Compania Industrial Cervecera S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		0-E		0-E
Debtor country		Argentina		Argentina
Lending party Tax ID		0-E		0-E
Creditor country		Argentina		Argentina
Currency		ARS		ARS
Other current financial liabilities		$ 505,919		$ 107,050
Type of amortization		Monthly		Monthly
Interest Rate		32.50%		27.81%
Bank borrowings [Member] | Bank Borrowings twenty six [Member] | Compania Industrial Cervecera S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 226,995		$ 80,679	[4]
Bank borrowings [Member] | Bank Borrowings twenty six [Member] | Compania Industrial Cervecera S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 278,924		$ 26,371
Bank borrowings [Member] | Bank Borrowings twenty seven [Member] | Compania Industrial Cervecera S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		0-E		0-E
Debtor country		Argentina		Argentina
Lending party Tax ID		0-E		0-E
Creditor country		Argentina		Argentina
Currency		ARS		ARS
Other current financial liabilities		$ 1,052,570		$ 2,520,315
Type of amortization		Quarterly		Quarterly
Interest Rate		23.00%		23.00%
Bank borrowings [Member] | Bank Borrowings twenty seven [Member] | Compania Industrial Cervecera S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 506,614		$ 925,670	[4]
Bank borrowings [Member] | Bank Borrowings twenty seven [Member] | Compania Industrial Cervecera S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 545,956		$ 1,594,645
Bank borrowings [Member] | Bank Borrowings twenty eight [Member] | Finca La Celia S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		0-E
Debtor country		Argentina
Lending party Tax ID		0-E
Creditor country		Argentina
Currency		USD
Other current financial liabilities		$ 210,829
Type of amortization		At maturity
Interest Rate		6.00%
Bank borrowings [Member] | Bank Borrowings twenty eight [Member] | Finca La Celia S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 0
Bank borrowings [Member] | Bank Borrowings twenty eight [Member] | Finca La Celia S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 210,829
Bank borrowings [Member] | Bank Borrowings twenty eight [Member] | Compania Industrial Cervecera S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				0-E
Debtor country				Argentina
Lending party Tax ID				0-E
Creditor country				Argentina
Currency				ARS
Other current financial liabilities				$ 1,979,861
Type of amortization				At maturity
Interest Rate				20.00%
Bank borrowings [Member] | Bank Borrowings twenty eight [Member] | Compania Industrial Cervecera S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[4]			$ 3,944
Bank borrowings [Member] | Bank Borrowings twenty eight [Member] | Compania Industrial Cervecera S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities				$ 1,975,917
Bank borrowings [Member] | Bank Borrowings twenty nine [Member] | Finca La Celia S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		0-E		0-E
Debtor country		Argentina		Argentina
Lending party Tax ID		0-E		0-E
Creditor country		Argentina		Argentina
Currency		USD		USD
Other current financial liabilities		$ 245,193		$ 185,739
Type of amortization		At maturity		At maturity
Interest Rate		6.20%		2.50%
Bank borrowings [Member] | Bank Borrowings twenty nine [Member] | Finca La Celia S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 245,193		$ 0	[4]
Bank borrowings [Member] | Bank Borrowings twenty nine [Member] | Finca La Celia S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 0		$ 185,739
Bank borrowings [Member] | Bank Borrowings thirty [Member] | Finca La Celia S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		0-E		0-E
Debtor country		Argentina		Argentina
Lending party Tax ID		0-E		0-E
Creditor country		Argentina		Argentina
Currency		USD		USD
Other current financial liabilities		$ 208,701		$ 184,728
Type of amortization		At maturity		At maturity
Interest Rate		4.30%		5.00%
Bank borrowings [Member] | Bank Borrowings thirty [Member] | Finca La Celia S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 0		$ 184,728	[4]
Bank borrowings [Member] | Bank Borrowings thirty [Member] | Finca La Celia S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 208,701		$ 0
Bank borrowings [Member] | Bank Borrowings thirty one [Member] | Finca La Celia S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		0-E		0-E
Debtor country		Argentina		Argentina
Lending party Tax ID		0-E		0-E
Creditor country		Argentina		Argentina
Currency		USD		USD
Other current financial liabilities		$ 210,949		$ 185,339
Type of amortization		At maturity		At maturity
Interest Rate		5.25%		2.70%
Bank borrowings [Member] | Bank Borrowings thirty one [Member] | Finca La Celia S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 210,949		$ 0	[4]
Bank borrowings [Member] | Bank Borrowings thirty one [Member] | Finca La Celia S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 0		$ 185,339
Bank borrowings [Member] | Bank Borrowings thirty two [Member] | Finca La Celia S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		0-E		0-E
Debtor country		Argentina		Argentina
Lending party Tax ID		0-E		0-E
Creditor country		Argentina		Argentina
Currency		USD		USD
Other current financial liabilities		$ 210,101		$ 184,652
Type of amortization		At maturity		At maturity
Interest Rate		6.50%		2.50%
Bank borrowings [Member] | Bank Borrowings thirty two [Member] | Finca La Celia S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 210,101		$ 0	[4]
Bank borrowings [Member] | Bank Borrowings thirty two [Member] | Finca La Celia S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 0		$ 184,652
Bank borrowings [Member] | Bank Borrowings thirty three [Member] | Finca La Celia S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		0-E		0-E
Debtor country		Argentina		Argentina
Lending party Tax ID		0-E		0-E
Creditor country		Argentina		Argentina
Currency		ARS		USD
Other current financial liabilities		$ 388,865		$ 185,018
Type of amortization		At maturity		At maturity
Interest Rate		49.00%		2.55%
Bank borrowings [Member] | Bank Borrowings thirty three [Member] | Finca La Celia S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 388,865		$ 185,018	[4]
Bank borrowings [Member] | Bank Borrowings thirty three [Member] | Finca La Celia S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 0		$ 0
Bank borrowings [Member] | Bank Borrowings thirty four [Member] | Finca La Celia S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		0-E		0-E
Debtor country		Argentina		Argentina
Lending party Tax ID		0-E		0-E
Creditor country		Argentina		Argentina
Currency		ARS		USD
Other current financial liabilities		$ 643,278		$ 215,408
Type of amortization		Quarterly		At maturity
Interest Rate		68.00%		3.20%
Bank borrowings [Member] | Bank Borrowings thirty four [Member] | Finca La Celia S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 0		$ 0	[4]
Bank borrowings [Member] | Bank Borrowings thirty four [Member] | Finca La Celia S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 643,278		$ 215,408
Bank borrowings [Member] | Bank Borrowings thirty five [Member] | Finca La Celia S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		0-E		0-E
Debtor country		Argentina		Argentina
Lending party Tax ID		0-E		0-E
Creditor country		Argentina		Argentina
Currency		ARS		ARS
Other current financial liabilities		$ 136,453		$ 399,014
Type of amortization		Quarterly		At maturity
Interest Rate		68.00%		31.77%
Bank borrowings [Member] | Bank Borrowings thirty five [Member] | Finca La Celia S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 0		$ 399,014	[4]
Bank borrowings [Member] | Bank Borrowings thirty five [Member] | Finca La Celia S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 136,453		$ 0
Bank borrowings [Member] | Bank Borrowings thirty six [Member] | Finca La Celia S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		0-E		0-E
Debtor country		Argentina		Argentina
Lending party Tax ID		0-E		0-E
Creditor country		Argentina		Argentina
Currency		ARS		ARS
Other current financial liabilities		$ 116,959		$ 292,589
Type of amortization		Quarterly		At maturity
Interest Rate		68.00%		31.50%
Bank borrowings [Member] | Bank Borrowings thirty six [Member] | Finca La Celia S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 0		$ 292,589	[4]
Bank borrowings [Member] | Bank Borrowings thirty six [Member] | Finca La Celia S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 116,959		$ 0
Bank borrowings [Member] | Bank Borrowings thirty seven [Member] | Finca La Celia S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		0-E		0-E
Debtor country		Argentina		Argentina
Lending party Tax ID		0-E		0-E
Creditor country		Argentina		Argentina
Currency		ARS		ARS
Other current financial liabilities		$ 38,986		$ 250,005
Type of amortization		Quarterly		At maturity
Interest Rate		68.00%		31.50%
Bank borrowings [Member] | Bank Borrowings thirty seven [Member] | Finca La Celia S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 0		$ 250,005	[4]
Bank borrowings [Member] | Bank Borrowings thirty seven [Member] | Finca La Celia S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 38,986		$ 0
Bank borrowings [Member] | Bank Borrowings thirty eight [Member] | Finca La Celia S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		0-E		0-E
Debtor country		Argentina		Argentina
Lending party Tax ID		0-E		0-E
Creditor country		Argentina		Argentina
Currency		ARS		ARS
Other current financial liabilities		$ 736,905		$ 67,356
Type of amortization		At maturity		Quarterly
Interest Rate		64.00%		25.50%
Bank borrowings [Member] | Bank Borrowings thirty eight [Member] | Finca La Celia S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 736,905		$ 0	[4]
Bank borrowings [Member] | Bank Borrowings thirty eight [Member] | Finca La Celia S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 0		$ 67,356
Bank borrowings [Member] | Bank Borrowings thirty nine [Member] | Finca La Celia S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		0-E		0-E
Debtor country		Argentina		Argentina
Lending party Tax ID		0-E		0-E
Creditor country		Argentina		Argentina
Currency		ARS		ARS
Other current financial liabilities		$ 238,536		$ 674,403
Type of amortization		At maturity		Quarterly
Interest Rate		66.50%		27.00%
Bank borrowings [Member] | Bank Borrowings thirty nine [Member] | Finca La Celia S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 238,536		$ 0	[4]
Bank borrowings [Member] | Bank Borrowings thirty nine [Member] | Finca La Celia S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 0		$ 674,403
Bank borrowings [Member] | Bank Borrowings fourty [Member] | Finca La Celia S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				0-E
Debtor country				Argentina
Lending party Tax ID				0-E
Creditor country				Argentina
Currency				ARS
Other current financial liabilities				$ 66,398
Type of amortization				Quarterly
Interest Rate				26.00%
Bank borrowings [Member] | Bank Borrowings fourty [Member] | Finca La Celia S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[4]			$ 0
Bank borrowings [Member] | Bank Borrowings fourty [Member] | Finca La Celia S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities				$ 66,398
Bank borrowings [Member] | Bank Borrowings fourty [Member] | Bebidas Bolivianas BBO S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		0-E
Debtor country		Bolivia
Lending party Tax ID		0-E
Creditor country		Bolivia
Currency		BOB
Other current financial liabilities		$ 38,735
Type of amortization		Quarterly
Interest Rate		5.00%
Bank borrowings [Member] | Bank Borrowings fourty [Member] | Bebidas Bolivianas BBO S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 38,735
Bank borrowings [Member] | Bank Borrowings fourty [Member] | Bebidas Bolivianas BBO S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 0
Bank borrowings [Member] | Bank Borrowings fourty one [Member] | Finca La Celia S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				0-E
Debtor country				Argentina
Lending party Tax ID				0-E
Creditor country				Argentina
Currency				ARS
Other current financial liabilities				$ 368,143
Type of amortization				At maturity
Interest Rate				24.50%
Bank borrowings [Member] | Bank Borrowings fourty one [Member] | Finca La Celia S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[4]			$ 368,143
Bank borrowings [Member] | Bank Borrowings fourty one [Member] | Finca La Celia S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities				$ 0
Bank borrowings [Member] | Bank Borrowings fourty one [Member] | Milotur S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		0-E
Debtor country		Uruguay
Lending party Tax ID		0-E
Creditor country		Uruguay
Currency		UI
Other current financial liabilities		$ 437,416
Type of amortization		Monthly
Interest Rate		4.80%
Bank borrowings [Member] | Bank Borrowings fourty one [Member] | Milotur S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 110,633
Bank borrowings [Member] | Bank Borrowings fourty one [Member] | Milotur S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		326,783
Bank borrowings [Member] | Bank Borrowings fourty two [Member] | Finca La Celia S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				0-E
Debtor country				Argentina
Lending party Tax ID				0-E
Creditor country				Argentina
Currency				ARS
Other current financial liabilities				$ 498,676
Type of amortization				At maturity
Interest Rate				32.00%
Bank borrowings [Member] | Bank Borrowings fourty two [Member] | Finca La Celia S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[4]			$ 498,676
Bank borrowings [Member] | Bank Borrowings fourty two [Member] | Finca La Celia S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities				$ 0
Bank borrowings [Member] | Bank Borrowings fourty three [Member] | Milotur S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				0-E
Debtor country				Uruguay
Lending party Tax ID				0-E
Creditor country				Uruguay
Currency				UI
Other current financial liabilities				$ 692,326
Type of amortization				Monthly
Interest Rate				6.00%
Bank borrowings [Member] | Bank Borrowings fourty three [Member] | Milotur S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[4]			$ 403,857
Bank borrowings [Member] | Bank Borrowings fourty three [Member] | Milotur S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities				288,469
Financial leases obligations [Member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[3]	365,972		176,586
Financial leases obligations [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		90,516		50,763	[4]
Financial leases obligations [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 275,456		$ 125,823
Financial leases obligations [Member] | Financial Lease Obligations One [Member] | Finca La Celia S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		0-E
Debtor country		Argentina
Lending party Tax ID		0-E
Creditor country		Argentina
Currency		ARS
Other current financial liabilities		$ 3,188
Type of amortization		Monthly
Interest Rate		17.00%
Financial leases obligations [Member] | Financial Lease Obligations One [Member] | Finca La Celia S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 797
Financial leases obligations [Member] | Financial Lease Obligations One [Member] | Finca La Celia S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 2,391
Financial leases obligations [Member] | Financial Lease Obligations One [Member] | Compania Cervecerias Unidas S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		90,413,000-1
Debtor country		Chile
Lending party Tax ID		99,012,000-5
Creditor country		Chile
Currency		UF
Interest Rate		3.95%
Financial leases obligations [Member] | Financial Lease Obligations One [Member] | Cervecera Belga de la Patagonia S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				76,077,848-6
Debtor country				Chile
Lending party Tax ID				97,015,000-5
Creditor country				Chile
Currency				UF
Other current financial liabilities				$ 6,231
Type of amortization				Monthly
Interest Rate				6.27%
Financial leases obligations [Member] | Financial Lease Obligations One [Member] | Cervecera Belga de la Patagonia S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[4]			$ 6,231
Financial leases obligations [Member] | Financial Lease Obligations One [Member] | Cervecera Belga de la Patagonia S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities				$ 0
Financial leases obligations [Member] | Financial Lease Obligations Two [Member] | Finca La Celia S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		0-E
Debtor country		Argentina
Lending party Tax ID		0-E
Creditor country		Argentina
Currency		ARS
Interest Rate		17.00%
Financial leases obligations [Member] | Financial Lease Obligations Two [Member] | Compania Cervecerias Unidas S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		90,413,000-1		90,413,000-1
Debtor country		Chile		Chile
Lending party Tax ID		99,012,000-5		99,012,000-5
Creditor country		Chile		Chile
Currency		UF		UF
Other current financial liabilities		$ 355,055		$ 62,267
Type of amortization		Monthly		Monthly
Interest Rate		3.95%		7.07%
Financial leases obligations [Member] | Financial Lease Obligations Two [Member] | Compania Cervecerias Unidas S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 87,629		$ 14,986	[4]
Financial leases obligations [Member] | Financial Lease Obligations Two [Member] | Compania Cervecerias Unidas S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 267,426		$ 47,281
Financial leases obligations [Member] | Financial Lease Obligations Three [Member] | Finca La Celia S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				0-E
Debtor country				Argentina
Lending party Tax ID				0-E
Creditor country				Argentina
Currency				ARS
Interest Rate				17.00%
Financial leases obligations [Member] | Financial Lease Obligations Three [Member] | Cerveceria Kunstmann S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				96,981,310-6
Debtor country				Chile
Lending party Tax ID				97,030,000-7
Creditor country				Chile
Currency				UF
Other current financial liabilities				$ 100,373
Type of amortization				Monthly
Interest Rate				4.33%
Financial leases obligations [Member] | Financial Lease Obligations Three [Member] | Cerveceria Kunstmann S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[4]			$ 26,989
Financial leases obligations [Member] | Financial Lease Obligations Three [Member] | Cerveceria Kunstmann S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities				$ 73,384
Financial leases obligations [Member] | Financial Lease Obligations Three [Member] | Cervecera Belga de la Patagonia S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		76,077,848-6
Debtor country		Chile
Lending party Tax ID		97,015,000-5
Creditor country		Chile
Currency		UF
Other current financial liabilities		$ 7,729
Type of amortization		Monthly
Interest Rate		6.27%
Financial leases obligations [Member] | Financial Lease Obligations Three [Member] | Cervecera Belga de la Patagonia S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 2,090
Financial leases obligations [Member] | Financial Lease Obligations Three [Member] | Cervecera Belga de la Patagonia S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		5,639
Financial leases obligations [Member] | Financial Lease Obligations Four [Member] | Finca La Celia S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				0-E
Debtor country				Argentina
Lending party Tax ID				0-E
Creditor country				Argentina
Currency				ARS
Other current financial liabilities				$ 577
Type of amortization				Monthly
Interest Rate				17.50%
Financial leases obligations [Member] | Financial Lease Obligations Four [Member] | Finca La Celia S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[4]			$ 577
Financial leases obligations [Member] | Financial Lease Obligations Four [Member] | Finca La Celia S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities				$ 0
Financial leases obligations [Member] | Financial Lease Obligations Five [Member] | Finca La Celia S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				0-E
Debtor country				Argentina
Lending party Tax ID				0-E
Creditor country				Argentina
Currency				ARS
Other current financial liabilities				$ 825
Type of amortization				Monthly
Interest Rate				17.50%
Financial leases obligations [Member] | Financial Lease Obligations Five [Member] | Finca La Celia S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[4]			$ 419
Financial leases obligations [Member] | Financial Lease Obligations Five [Member] | Finca La Celia S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities				$ 406
Financial leases obligations [Member] | Financial Lease Obligations Six [Member] | Finca La Celia S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				0-E
Debtor country				Argentina
Lending party Tax ID				0-E
Creditor country				Argentina
Currency				ARS
Other current financial liabilities				$ 6,313
Type of amortization				Monthly
Interest Rate				17.00%
Financial leases obligations [Member] | Financial Lease Obligations Six [Member] | Finca La Celia S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[4]			$ 1,561
Financial leases obligations [Member] | Financial Lease Obligations Six [Member] | Finca La Celia S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities				4,752
Bonds payable [Member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[3]	4,081,175		3,306,135
Bonds payable [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		1,594,998		688,827	[4]
Bonds payable [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 2,486,177		$ 2,617,308
Bonds payable [Member] | Bono Serie E Bonds Payable [Member] | Compania Cervecerias Unidas S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				90,413,000-1
Debtor country				Chile
Creditor country				Chile
Currency				UF
Other current financial liabilities				$ 2,658,540
Type of amortization				Semiannual
Interest Rate				4.00%
Bonds payable [Member] | Bono Serie E Bonds Payable [Member] | Compania Cervecerias Unidas S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[4]			$ 41,232
Bonds payable [Member] | Bono Serie E Bonds Payable [Member] | Compania Cervecerias Unidas S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities				$ 2,617,308
Bonds payable [Member] | Bono Serie H Bonds Payable [Member] | Compania Cervecerias Unidas S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		90,413,000-1	[2]	90,413,000-1
Debtor country	[2]	Chile		Chile
Creditor country	[2]	Chile		Chile
Currency	[2]	UF		UF
Other current financial liabilities	[2]	$ 3,151,534		$ 647,595
Type of amortization	[2]	Semiannual		Semiannual
Interest Rate	[2]	4.25%		4.25%
Bonds payable [Member] | Bono Serie H Bonds Payable [Member] | Compania Cervecerias Unidas S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 665,357	[2]	$ 647,595	[4]
Bonds payable [Member] | Bono Serie H Bonds Payable [Member] | Compania Cervecerias Unidas S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]	$ 2,486,177		$ 0
Bonds payable [Member] | Bono Serie J Bonds Payable [Member] | Compania Cervecerias Unidas S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		90,413,000-1
Debtor country		Chile
Creditor country		Chile
Currency		UF
Other current financial liabilities		$ 929,641
Type of amortization		Semiannual
Interest Rate		2.90%
Bonds payable [Member] | Bono Serie J Bonds Payable [Member] | Compania Cervecerias Unidas S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 929,641
Bonds payable [Member] | Bono Serie J Bonds Payable [Member] | Compania Cervecerias Unidas S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 0

[1]	See Note 21 - Other financial liabilities.
[2]	This obligation is hedged by a Cross Currency Interest Rate Swap agreement (Note 7 – Financial instruments).
[3]	See Note 5 – Risk administration.
[4]	See Note 5 – Risk administration non-discounted contractual cash flows.